Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	CONCORDE FUNDS INC
Central Index Key	0000822519
Amendment Flag	false
Document Creation Date	Jul. 22, 2016
Document Effective Date	Jul. 22, 2016
Prospectus Date	Jul. 22, 2016
Concorde Wealth Management Fund | Concorde Wealth Management Fund
Prospectus:
Trading Symbol	CONWX